Related Party Transactions (Details Narrative 1) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions
General partnership interest in the fund		$ (23,339)	$ (9,119)
SQN AIF IV, GP LLC [Member]
Related Party Transactions
Maximum percentage of capital contribution paid as allowance for organizational and offering cost		2.00%
Percentage represents the general partner's interest in income, losses and distributions		1.00%
Percentage represents the promotional interest of general partner of all distributable cash available for distribution after eight percent annual cumulative return to investors		20.00%
Percentage represents Limited Partners cumulative return compounded annually on capital contributions		8.00%
Member's capital contributions	1,001,100
Short term advances made to Investment Manager		313,000	275,000
Description of management fee			Equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Fund's Limited Partners' capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Fund's Limited Partners' capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the fund and will be adjusted in the future to reflect the equity raised.
Underwriting fee percentage of gross proceeds of offering		3.00%
Management fee as percentage of offering proceeds		2.50%
Minimum monthly management fee		125,000
Percentage of capital contributions		15.00%
SQN AIF IV, GP LLC [Member] | General Partner [Member]
Related Party Transactions
General partnership interest in the fund			$ 100